EXPLANATORY NOTE

The XBRL interactive data file included as an exhibit to this filing relates to the supplement to the GMO Series Trust Prospectus and Statement of Information, each dated January 1, 2012, filed with the Securities and Exchange Commission on December 30, 2011 under Rule 497(c) (SEC Accession No. 0000950123-11-104591).